Transactions with related parties - Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions with related parties
Charter hire commissions	$ 1,860	$ 1,632	$ 1,718
Executive services fee	581	568	638
Administrative services fee	120	120	120
Management fees	$ 6,389	$ 6,203	$ 6,023